Statement of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		99 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Revenue	$ 17,180	$ 4,610	$ 64,475	$ 147,660	$ 152,270	$ 249,408	$ 421,678
Cost of revenue	14,724	1,493	40,075	110,528	182,329	118,272	321,433
Gross margin	2,456	3,117	24,400	37,132	(30,059)	131,136	100,245
Operating expenses:
Research and development	572,134	177,203	940,954	628,545	771,695	1,396,179	14,192,193
General and administrative	1,790,014	532,369	3,085,580	2,517,791	3,129,234	3,076,875	14,288,499
Total operating expenses	2,362,148	709,572	4,026,534	3,146,336	3,900,929	4,473,054	28,480,692
Loss from operations	(2,359,692)	(706,455)	(4,002,134)	(3,109,204)	(3,930,988)	(4,341,918)	(28,380,447)
Interest income	2	2	5	5	8	527	92,252
Interest expense	152,296	156,727	486,582	334,380	(447,340)	(743,359)	(2,208,688)
Other income (expense), net	7,827	(8,713)	51,312	11,230	61,541	124,731	591,958
Net loss	$ (2,504,159)	$ (871,893)	$ (4,437,399)	$ (3,432,349)	$ (4,316,779)	$ (4,960,019)	$ (29,904,925)
Net loss per share
Basic and diluted (in Dollars per share)	$ (1.76)	$ (16.52)	$ (8.64)	$ (65.05)	$ (81.81)	$ (106.78)
Weighted average shares used in computing net loss per common share
Basic and diluted (in Shares)	1,419,586	52,768	513,381	52,768	52,768	46,450